CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage loans held for sale pledged to secure mortgage loans sold under agreements to repurchase at fair value	$ 512,350	$ 438,850
Servicing advances pledged to secure note payable	5,564	7,430
Mortgage servicing rights pledged to secure note payable at fair value	224,913	19,798
Mortgage servicing rights pledged to secure note payable at lower of amortized cost or fair value	258,241	100,957
Mortgage servicing rights pledged to secure excess servicing spread financing	$ 138,723	$ 138,723
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	200,000,000
Common stock, shares issued	20,812,777
Common stock, shares outstanding	20,812,777
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	1,000
Common stock, shares issued	61
Common stock, shares outstanding	61